BUSINESS COMBINATION	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
BUSINESS COMBINATION
BUSINESS COMBINATION

2.    BUSINESS COMBINATION

OSN acquisition

On September 4, 2019, we acquired 100% of the outstanding equity of OS National LLC, including its consolidated subsidiaries (“OSN”). Refer to Note 2 — Business Combination in the accompanying notes to the consolidated audited financial statements as of and for the year ended December 31, 2019 for further information on the OSN acquisition. The results of operations for OSN that have been included in our consolidated financial statements from the September 4, 2019 acquisition date through September 30, 2020.

The following unaudited pro forma results of operations have been prepared as though the OSN acquisition was completed on January 1, 2019. Pro forma amounts are based on the purchase price allocation of the acquisition and are not necessarily indicative of results that may be reported in the future. Non-recurring pro forma adjustments including acquisition-related costs directly attributable to the acquisition of OSN are included within the reported pro forma revenue and net loss (in thousands).

For the nine months ended
September 30,
(unaudited)	2019
Revenue	$3,508,062
Net loss	$(248,945)

2.BUSINESS COMBINATIONS

OSN acquisition

On September 4, 2019, we acquired 100% of the outstanding equity of OS National LLC, including its consolidated subsidiaries (“OSN”). OSN, a company based in Duluth, Georgia, provides settlement, escrow, and title services to consumers, financial institutions, real estate investment trusts, private equity firms, mortgage servicers and institutional investors to facilitate residential and commercial real estate transactions. We acquired OSN with the intent of streamlining the home-buying process for our customers by integrating settlement and escrow services into our existing product offerings. The Company indirectly acquired OSN’s noncontrolling interest in the title companies originally formed as joint ventures between Opendoor and OSN for $4.9 million, which was recorded as an equity transaction. As a result of this business combination, we became more vertically integrated with the ability to offer our customers OSN products and create a more seamless home buying experience while reducing our cost structure with respect to real estate transactions.

The acquisition-date fair value of the consideration transferred consisted of the following (in thousands):

Cash consideration	$34,300
Equity consideration – common stock	6,700
Total consideration transferred	$41,000

Acquired intangible assets consist of trademarks and customer relationships valued at $5.1 million and $6.5 million, respectively. We amortize these acquired intangible assets over 5 years.

Open Listings acquisition

On September 10, 2018, we acquired 100% of the outstanding equity of Open Listings Co. (“Open Listings”). Open Listings, a Los Angeles based company, is an online platform that connects self-directed buyers with partner buying agents in an effort to reshape the home buying experience and deliver a lower buyer agent commission by refunding a portion of the agent commission to the buyer. We acquired Open Listings with the intent of integrating the Open Listings business model into our business of buying and selling homes. The Open Listings service product attached to our purchase and resale transactions offers us an opportunity to reduce our cost structure.

The acquisition-date fair value of the consideration transferred consisted of the following (in thousands):

Cash consideration	$9,370
Equity consideration	6,150
Total consideration transferred	$15,520

Acquired intangible assets consist of trademarks, non-competition agreements, customer relationships, and developed technology valued at $0.3 million, $0.1 million, $0.9 million, and $2.9 million, respectively. We amortize these acquired intangible assets over 2 years.

Pro forma financial information

The results of operations for OSN that have been included in our consolidated financial statements from the September 4, 2019 acquisition date through December 31, 2019 includes revenue of $12.8 million and net loss of $4.2 million. The results of operations for Open Listings that have been included in our consolidated financial statements from the September 10, 2018 acquisition date through December 31, 2018 includes revenue of $2.0 million and net loss of $2.3 million.

The following unaudited pro forma results of operations have been prepared as though the OSN acquisition was completed on January 1, 2018 and the Open Listings acquisition was completed on January 1, 2017 (in thousands). Pro forma amounts are based on the purchase price allocation of the acquisition and are not necessarily indicative of results that may be reported in the future. Non-recurring pro forma adjustments including acquisition-related costs directly attributable to the business combination transactions are included within the reported pro forma revenue and net loss.

	For Year Ended December 31,
(unaudited)	2019	2018	2017
Revenue	$4,763,716	$1,883,129	$713,293
Net loss	(340,667)	(231,865)	(86,244)